NOTES RELATED TO THE CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Summary of Cash and Cash Equivalents (Details) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Notes Related To The Consolidated Statements Of Financial Position [Abstract]
Current account	€ 13,105	€ 26,676
Term deposits	12,084	12,113
Total cash and cash equivalents as reported in statement of financial position	25,189	38,789
Bank overdrafts	0	0
Total cash and cash equivalents as reported in statement of cash flow	€ 25,189	€ 38,789	€ 53,339	€ 33,699